Goodwill and Intangible Assets - Components of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 4,724	$ 3,370
Fund management contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,092	1,058
Indefinite life
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,092	1,058
Total finite life intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,632	2,312
Distribution, sales potential of field force
Disclosure of detailed information about intangible assets [line items]
Intangible assets	281	295
Client relationships and asset administration contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,355	1,367
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 996	$ 650